Thrivent Partner Healthcare Portfolio
Thrivent Partner Healthcare Portfolio
Investment Objective
Thrivent Partner Healthcare Portfolio seeks long-term capital growth.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent Partner Healthcare Portfolio Class A
Maximum Sales Charge (Load)
Maximum Deferred Sales Charge (Load)

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thrivent Partner Healthcare Portfolio Class A
Management Fees		0.93%
Other Expenses		0.20%
Total Annual Portfolio Operating Expenses		1.13%
Less Expense Reimbursement	[1]	0.03%
Net Annual Portfolio Operating Expenses		1.10%
[1]	The Adviser has contractually agreed, through at least April 30, 2016, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Healthcare Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 1.10% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Thrivent Partner Healthcare Portfolio Class A	112	356	619	1,372

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the securities of companies that are engaged in the development, production or distribution of pharmaceutical, generic, biotechnology and medical technology products or services (“healthcare companies”). Healthcare companies are those that derive at least 50% of their annual revenues from the production of such products and provision of such services or have at least 50% of their assets in such products or services. The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets) and, as a non-diversified fund under the Investment Company Act of 1940 (the “1940 Act”), focuses its investments in the securities of a relatively few number of issuers. In addition, the Portfolio concentrates its investments in the securities of companies in the healthcare industry, some of which may be small- and medium-sized companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of healthcare companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Sectoral Asset Management, Inc., the Portfolio’s subadviser, employs fundamental security analysis to individual companies that have been identified through a “bottom-up” approach. In selecting stocks for the Portfolio, the subadviser engages in primary research and focuses on the company’s type of business, the company’s pipeline of products and services in development, the financial strength of the company, the company’s commitment to research and development, the validity and marketability of the company’s products and services, and the company’s valuations in the marketplace.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year and five-year periods and since inception compared to a broad-based securities market index. The index is the MSCI World Healthcare Index, which is a capitalization-weighted index of selected health care stocks from around the world. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 ‘09	+11.34%
Worst Quarter:	Q3 ‘11	-15.79%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2014)
Average Annual Total Returns Thrivent Partner Healthcare Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A	24.23%	16.01%	13.51%	Apr. 30, 2008
MSCI World Healthcare Index (reflects no deduction for fees, expense and taxes)	18.10%	16.22%	12.69%	Apr. 30, 2008